Construction contract revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Construction Contract Revenues [Line Items]
Construction contract revenue	$ 51,868	$ 51,062	$ 5,512
Construction contract expenses	(38,570)	(43,958)	(5,512)
Recognized contract margin (loss)	$ 13,298	$ 7,104	$ 0